Property and Equipment Disclosure: Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 949,842	$ 942,270
Accumulated depreciation and amortization		(823,160)	(769,213)
Net property and equipment	$ 118,257	126,682	173,057
Leasehold Improvements
Property and equipment, gross		356,693	349,121
Office Equipment
Property and equipment, gross		566,308	566,308
Equipment
Property and equipment, gross		8,354	8,354
Furniture and Fixtures
Property and equipment, gross		$ 18,487	$ 18,487